Cash and Cash Equivalents	12 Months Ended
Jun. 30, 2022
Statement [LineItems]
Cash and Cash Equivalents
NOTE 7. CASH AND CASH EQUIVALENTS

	Consolidated
	June 30, 2022	June 30, 2021
	A$	A$

Cash on hand	74	285
Cash at bank	79,693,054	51,845,320
Restricted cash	—	465,000
Cash on deposit	302,001	8,282,586

	79,995,129	60,593,191

The
above cash and cash equivalent are held in AUD, USD, and Euro. The interest rates on these deposits range from 0 % to 1.15% in 2022 (0% to 0.4% in 2021).
Restricted cash
As at June
30
,
2021, the cash and cash equivalents disclosed above and in the statement of cash flows include
$465,000 which were advance payment from shareholder for Share Purchase Plan (SPP). These deposits are held by Boardroom Pty Ltd in trust for Immutep Limited, which were transferred to Immutep bank account when SPP was completed in July 2021.The deposit was therefore not available for general use by any entity within the Group.